SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Federally insured limit amount	$ 250,000
Amount in excess of FDIC insurance amount	2,315,000
Cash and cash equivalents	2,815,000	$ 6,888,000	$ 12,162,000
Share-based expenses	1,020,000	2,458,000
Marketable securities outstanding balance	7,611,000	9,150,000
Research and developments tax credits	1,206,000	1,041,000
Available-for-sale securities outstanding balance	$ 0	$ 1,495,000